UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®

INSTITUTIONAL
FUNDS TRUST

2023 SEMI-ANNUAL REPORT

April 30, 2023

DIVERSIFIED FUND

Div 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Institutional Funds Trust

April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Institutional Funds Trust

American Beacon Diversified FundSM

Performance Overview

April 30, 2023 (Unaudited)

Security selections within the Financials and Energy sectors detracted from the Fund’s performance, while security selections in the Health Care sector contributed value.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Mo*	1 Year	3 Years	5 Years	Since Inception (03/24/2017)
AAL Class (2)	ZABDFX	9.32%	2.47%	10.16%	5.42%	6.28%

S&P 500 Index (1)		8.63%	2.66%	14.52%	11.45%	11.86%

*	Not Annualized.

1.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the U.S. One cannot directly invest in an index. The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

2.

Performance shown is historical and is not indicative of future returns. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

From a sector allocation perspective, an underweight allocation to the Financials sector and an overweight allocation to the Consumer Discretionary sector contributed to the Fund’s relative performance. Conversely, an underweight allocation to the Communication Services sector detracted from performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

American Beacon Diversified FundSM

Performance Overview

April 30, 2023 (Unaudited)

Top Ten Holdings* (% Net Assets)
U.S. Treasury Bonds, 3.000%, Due 8/15/2052		3.1
U.S. Treasury Bonds, 2.875%, Due 5/15/2052		2.1
U.S. Treasury Floating Rate Notes, 5.331%, Due 1/31/2025, (3 mo. Treasury money market yield + 0.200%)		2.0
U.S. Treasury Notes, 4.000%, Due 2/29/2028		1.8
U.S. Treasury Notes, 4.125%, Due 11/15/2032		1.3
Microsoft Corp.		1.1
Federal National Mortgage Association, 4.000%, Due 6/1/2052		0.9
Wells Fargo & Co.		0.9
Federal National Mortgage Association, 5.000%, Due 11/1/2052		0.8
Merck & Co., Inc.		0.8

* Excludes cash and cash equivalents.

Total Fund Holdings	560

Sector Allocation (% Equities)
Financials		18.2
Health Care		14.6
Industrials		14.5
Information Technology		13.1
Consumer Discretionary		10.3
Energy		7.1
Consumer Staples		7.0
Materials		6.2
Communication Services		4.7
Utilities		2.6
Real Estate		1.7

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		39.5
U.S. Agency Mortgage-Backed Obligations		33.2
Financial		8.0
Asset-Backed Obligations		4.2
Energy		3.0
Utilities		3.0
Consumer, Non-Cyclical		2.5
Consumer, Cyclical		2.0
Technology		1.3
Communications		1.2
Industrial		1.0
Basic Materials		0.6
Commercial Mortgage-Backed Obligations		0.4
Foreign Sovereign Obligations		0.1

American Beacon Diversified FundSM

Performance Overview

April 30, 2023 (Unaudited)

Country Allocation (% Investments)
United States	77.4
United Kingdom	3.4
Japan	2.6
France	2.4
China/Hong Kong	1.9
Canada	1.7
Netherlands	1.6
Denmark	1.2
Germany	1.2
Switzerland	1.2
Sweden	1.1
Italy	0.7
India	0.6
Mexico	0.6
Indonesia	0.4
Taiwan	0.4
Spain	0.3
Brazil	0.2
Ireland	0.2
Republic of Korea	0.2
Singapore	0.2
South Africa	0.2
Belgium	0.1
Finland	0.1
Portugal	0.1

American Beacon Diversified FundSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Diversified FundSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon Diversified Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
AAL
Actual	$1,000.00	$1,093.20	$2.08
Hypothetical**	$1,000.00	$1,022.81	$2.01

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.40% for the AAL Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51%

Communication Services - 3.07%

Diversified Telecommunication Services - 0.15%
Telkom Indonesia Persero Tbk PT, ADRA	27,211	$783,677

Entertainment - 0.72%
Activision Blizzard, Inc.	19,150	1,488,146
Electronic Arts, Inc.	10,209	1,299,402
Warner Bros Discovery, Inc.B	63,400	862,874

		3,650,422

Interactive Media & Services - 0.80%
Alphabet, Inc., Class AB	24,013	2,577,556
Autohome, Inc., ADR	20,159	597,714
Tencent Holdings Ltd.C	19,200	849,355

		4,024,625

Media - 1.13%
Comcast Corp., Class A	82,621	3,418,030
News Corp., Class A	40,600	714,966
Omnicom Group, Inc.	4,600	416,622
Paramount Global, Class B	23,000	536,590
WPP PLCC	52,619	610,743

		5,696,951

Wireless Telecommunication Services - 0.27%
T-Mobile U.S., Inc.B	4,428	637,189
Vodafone Group PLC, ADR	58,800	702,660

		1,339,849

Total Communication Services		15,495,524

Consumer Discretionary - 6.65%

Automobile Components - 1.30%
Adient PLCB	6,800	251,192
Aptiv PLCB	22,382	2,302,213
Cie Generale des Etablissements Michelin SCA, ADR	94,080	1,490,227
Continental AGC	15,697	1,097,741
Goodyear Tire & Rubber Co.B	16,200	172,854
Magna International, Inc.	23,800	1,241,408

		6,555,635

Automobiles - 0.83%
Ferrari NVC	9,314	2,595,046
General Motors Co.	48,300	1,595,832

		4,190,878

Broadline Retail - 0.22%
Alibaba Group Holding Ltd.B C	105,300	1,104,522

Hotels, Restaurants & Leisure - 1.87%
Amadeus IT Group SAB C	18,532	1,303,813
Aramark	43,145	1,497,131
Booking Holdings, Inc.B	190	510,399
Compass Group PLCC	31,246	823,631
Evolution ABC D	16,299	2,175,212
Las Vegas Sands Corp.B	49,016	3,129,672

		9,439,858

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Consumer Discretionary - 6.65% (continued)

Household Durables - 0.81%
Lennar Corp., Class A	19,277	$2,174,638
Lennar Corp., Class B	666	65,148
Sony Group Corp., ADR	20,700	1,856,169

		4,095,955

Leisure Products - 0.35%
Bandai Namco Holdings, Inc.C	31,600	717,494
BRP, Inc.A	4,705	351,508
Yamaha Corp.A C	17,800	701,957

		1,770,959

Specialty Retail - 0.14%
Lithia Motors, Inc.	3,302	729,379

Textiles, Apparel & Luxury Goods - 1.13%
Asics Corp.A C	35,700	999,136
Gildan Activewear, Inc.	22,699	739,181
Li Ning Co. Ltd.C	244,020	1,746,405
LVMH Moet Hennessy Louis Vuitton SEC	2,297	2,207,267

		5,691,989

Total Consumer Discretionary		33,579,175

Consumer Staples - 4.42%

Beverages - 2.04%
Arca Continental SAB de CV	143,900	1,374,611
Carlsberg AS, Class BC	7,520	1,242,124
Coca-Cola Co.	28,400	1,821,860
Coca-Cola Europacific Partners PLC	25,050	1,614,973
Constellation Brands, Inc., Class A	6,000	1,376,820
Fomento Economico Mexicano SAB de CV	33,400	324,870
Pernod Ricard SAC	11,102	2,564,568

		10,319,826

Consumer Staples Distribution & Retail - 0.75%
Dollar General Corp.	7,872	1,743,333
MatsukiyoCocokara & Co.C	11,900	636,061
Sysco Corp.	18,200	1,396,668

		3,776,062

Food Products - 0.38%
Nestle SAC	14,979	1,920,471

Household Products - 0.35%
Procter & Gamble Co.	11,400	1,782,732

Personal Products - 0.51%
Unilever PLCC	21,781	1,213,154
Unilever PLC, ADR	24,300	1,349,379

		2,562,533

Tobacco - 0.39%
Philip Morris International, Inc.	19,536	1,953,014

Total Consumer Staples		22,314,638

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Energy - 4.63%

Energy Equipment & Services - 0.78%
Baker Hughes Co.	10,800	$315,792
Halliburton Co.	69,715	2,283,166
NOV, Inc.	60,700	1,016,725
Schlumberger NV	6,700	330,645

		3,946,328

Oil, Gas & Consumable Fuels - 3.85%
APA Corp.	52,100	1,919,885
BP PLCC	225,957	1,519,641
Cenovus Energy, Inc.	33,200	557,760
Coterra Energy, Inc.	67,100	1,717,760
Enbridge, Inc.	17,108	680,214
Galp Energia SGPS SAC	42,253	512,021
Hess Corp.	15,571	2,258,729
Marathon Oil Corp.	44,500	1,075,120
Murphy Oil Corp.	15,000	550,650
Ovintiv, Inc.	20,200	728,816
Phillips 66	28,887	2,859,813
Pioneer Natural Resources Co.	9,669	2,103,491
Reliance Industries Ltd., GDRC D	10,735	639,175
Shell PLC, ADR	20,200	1,251,996
Suncor Energy, Inc.	32,456	1,016,189

		19,391,260

Total Energy		23,337,588

Financials - 11.61%

Banks - 4.90%
Bank Mandiri Persero Tbk PTC	2,775,600	980,687
Citigroup, Inc.	51,300	2,414,691
Citizens Financial Group, Inc.	35,700	1,104,558
Commerce Bancshares, Inc.	15,697	876,678
Cullen/Frost Bankers, Inc.	11,000	1,212,750
DBS Group Holdings Ltd.C	39,040	968,255
First Citizens BancShares, Inc., Class A	712	717,112
Grupo Financiero Banorte SAB de CV, Class O	110,200	955,052
ICICI Bank Ltd., ADR	102,447	2,330,669
KB Financial Group, Inc.C	10,145	376,436
M&T Bank Corp.	12,141	1,527,338
Mitsubishi UFJ Financial Group, Inc., ADR	150,600	945,768
Nordea Bank AbpC	53,035	590,812
PNC Financial Services Group, Inc.	9,400	1,224,350
Sumitomo Mitsui Financial Group, Inc.C	15,900	652,746
U.S. Bancorp	79,373	2,720,907
UniCredit SpAC	38,789	767,625
Wells Fargo & Co.	109,317	4,345,351

		24,711,785

Capital Markets - 1.84%
3i Group PLCC	48,666	1,083,946
Ameriprise Financial, Inc.	6,500	1,983,280
Bank of New York Mellon Corp.	30,600	1,303,254
Blackstone, Inc.	15,800	1,411,414
Goldman Sachs Group, Inc.	4,460	1,531,742
Northern Trust Corp.	11,122	869,296
State Street Corp.	15,300	1,105,578

		9,288,510

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Financials - 11.61% (continued)

Consumer Finance - 0.59%
American Express Co.	6,498	$1,048,387
Capital One Financial Corp.	19,700	1,916,810

		2,965,197

Financial Services - 1.24%
Adyen NVB C D	1,562	2,501,443
Corebridge Financial, Inc.	16,500	278,190
Equitable Holdings, Inc.	11,500	298,885
Fidelity National Information Services, Inc.	54,284	3,187,557

		6,266,075

Insurance - 3.04%
AIA Group Ltd.C	190,405	2,077,544
Allstate Corp.	10,740	1,243,262
American International Group, Inc.	65,544	3,476,454
Aon PLC, Class A	10,089	3,280,741
Arch Capital Group Ltd.B	19,020	1,427,831
Cincinnati Financial Corp.	14,300	1,522,092
Hartford Financial Services Group, Inc.	15,000	1,064,850
Willis Towers Watson PLC	5,403	1,251,335

		15,344,109

Total Financials		58,575,676

Health Care - 9.44%

Biotechnology - 0.71%
Amgen, Inc.	7,300	1,750,102
CSL Ltd.A C	9,131	1,817,345

		3,567,447

Health Care Equipment & Supplies - 2.04%
Alcon, Inc.	21,100	1,529,328
GE HealthCare Technologies, Inc.B	8,083	657,471
Medtronic PLC	42,463	3,862,010
Olympus Corp.C	34,000	594,762
ResMed, Inc.	5,075	1,222,872
Siemens Healthineers AGC D	11,699	727,618
STERIS PLC	6,322	1,192,013
Zimmer Biomet Holdings, Inc.	3,800	526,072

		10,312,146

Health Care Providers & Services - 2.14%
Centene Corp.B	13,200	909,876
Cigna Group	2,000	506,580
CVS Health Corp.	26,952	1,975,851
Elevance Health, Inc.	8,452	3,961,030
HCA Healthcare, Inc.	2,900	833,257
Humana, Inc.	900	477,441
UnitedHealth Group, Inc.	4,277	2,104,669

		10,768,704

Life Sciences Tools & Services - 1.47%
Avantor, Inc.B	44,147	859,984
Danaher Corp.	8,156	1,932,238
ICON PLCB	11,325	2,182,214
Lonza Group AGC	1,705	1,061,166
Mettler-Toledo International, Inc.B	931	1,388,587

		7,424,189

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Health Care - 9.44% (continued)

Pharmaceuticals - 3.08%
AstraZeneca PLCC	13,830	$2,035,055
GSK PLC, ADR	9,600	345,888
Merck & Co., Inc.	36,066	4,164,541
Merck KGaAC	7,550	1,353,054
Novo Nordisk AS, Class BC	19,239	3,209,412
Perrigo Co. PLC	37,380	1,390,162
Roche Holding AGC	5,224	1,637,399
SanofiC	9,213	1,015,458
Sanofi, ADR	7,400	397,010

		15,547,979

Total Health Care		47,620,465

Industrials - 9.43%

Aerospace & Defense - 1.28%
BAE Systems PLCC	113,760	1,450,396
Boeing Co.B	4,300	889,154
General Dynamics Corp.	6,200	1,353,708
MTU Aero Engines AGC	2,802	734,192
Raytheon Technologies Corp.	7,100	709,290
Thales SAC	8,610	1,313,560

		6,450,300

Air Freight & Logistics - 0.67%
DSV ASC	8,673	1,631,225
FedEx Corp.	7,590	1,728,850

		3,360,075

Commercial Services & Supplies - 0.23%
Waste Connections, Inc.	8,190	1,139,639

Construction & Engineering - 0.40%
AECOM	21,244	1,764,314
Fluor Corp.B	8,100	235,386

		1,999,700

Electrical Equipment - 1.02%
ABB Ltd.C	32,842	1,185,404
Schneider Electric SEC	12,820	2,239,772
Vertiv Holdings Co.	116,559	1,739,060

		5,164,236

Ground Transportation - 0.87%
Canadian Pacific Kansas City Ltd.	37,408	2,949,247
JB Hunt Transport Services, Inc.	8,084	1,417,044

		4,366,291

Industrial Conglomerates - 0.81%
General Electric Co.	15,650	1,548,881
Hitachi Ltd.C	14,700	815,663
Honeywell International, Inc.	8,700	1,738,608

		4,103,152

Machinery - 2.42%
Atlas Copco AB, Class AA C	76,572	1,108,632
CNH Industrial NV	49,300	695,130
Cummins, Inc.	3,900	916,656

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Industrials - 9.43% (continued)

Machinery - 2.42% (continued)
Deere & Co.	2,439	$921,991
Oshkosh Corp.	11,700	895,284
PACCAR, Inc.	9,750	728,227
Parker-Hannifin Corp.	6,600	2,144,208
Sandvik ABA C	35,312	721,402
Stanley Black & Decker, Inc.	10,465	903,548
Timken Co.	4,500	345,825
Weichai Power Co. Ltd., Class AC	373,000	622,138
Wuxi Lead Intelligent Equipment Co. Ltd., Class AC	93,399	517,820
Xylem, Inc.	16,300	1,692,592

		12,213,453

Passenger Airlines - 0.29%
Ryanair Holdings PLC, ADRB	7,136	682,130
Southwest Airlines Co.	26,595	805,563

		1,487,693

Professional Services - 1.19%
Bureau Veritas SAC	39,320	1,133,420
Experian PLCC	39,393	1,391,987
RELX PLCC D	53,179	1,768,954
TeleperformanceC	1,807	360,029
Thomson Reuters Corp.	10,470	1,376,784

		6,031,174

Trading Companies & Distributors - 0.25%
Ferguson PLCC	9,027	1,272,045

Total Industrials		47,587,758

Information Technology - 8.46%

Communications Equipment - 0.60%
F5, Inc.B	13,100	1,760,116
Telefonaktiebolaget LM Ericsson, ADR	228,000	1,251,720

		3,011,836

Electronic Equipment, Instruments & Components - 0.62%
Corning, Inc.	20,800	690,976
Keyence Corp.C	3,900	1,760,109
TE Connectivity Ltd.	5,500	673,035

		3,124,120

IT Services - 0.64%
Accenture PLC, Class A	4,784	1,340,907
Capgemini SEC	2,727	497,760
Cognizant Technology Solutions Corp., Class A	5,200	310,492
EPAM Systems, Inc.B	3,860	1,090,219

		3,239,378

Semiconductors & Semiconductor Equipment - 3.13%
ASM International NVC	4,191	1,526,730
ASML Holding NV	2,682	1,708,058
Broadcom, Inc.	2,946	1,845,669
Disco Corp.C	8,900	1,013,807
Infineon Technologies AGC	19,388	703,956
Lasertec Corp.A C	5,109	705,701

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Information Technology - 8.46% (continued)

Semiconductors & Semiconductor Equipment - 3.13% (continued)
Microchip Technology, Inc.	27,100	$1,978,029
Micron Technology, Inc.	11,700	753,012
QUALCOMM, Inc.	22,292	2,603,706
Renesas Electronics Corp.B C	50,700	662,428
SK Hynix, Inc.C	7,238	487,510
Taiwan Semiconductor Manufacturing Co. Ltd.C	109,000	1,787,545

		15,776,151

Software - 3.47%
Adobe, Inc.B	5,300	2,001,068
ANSYS, Inc.B	6,800	2,134,656
Atlassian Corp., Class AB	11,033	1,629,133
Autodesk, Inc.B	8,000	1,558,320
Microsoft Corp.	18,173	5,583,836
Oracle Corp.	28,964	2,743,470
Workday, Inc., Class AB	10,100	1,880,014

		17,530,497

Total Information Technology		42,681,982

Materials - 4.03%

Chemicals - 3.49%
Air Liquide SAC	7,549	1,358,542
Air Products & Chemicals, Inc.	7,933	2,335,158
Akzo Nobel NVC	12,114	1,007,838
Axalta Coating Systems Ltd.B	63,087	1,991,657
Corteva, Inc.	43,300	2,646,496
DuPont de Nemours, Inc.	18,145	1,265,069
Ecolab, Inc.	8,600	1,443,424
Linde PLC	3,680	1,359,576
Olin Corp.	16,600	919,640
RPM International, Inc.	16,800	1,378,104
Sika AGC	6,978	1,918,828

		17,624,332

Construction Materials - 0.37%
Martin Marietta Materials, Inc.	5,100	1,852,320

Containers & Packaging - 0.04%
International Paper Co.	6,100	201,971

Metals & Mining - 0.13%
Anglo American PLCC	21,967	674,636

Total Materials		20,353,259

Real Estate - 1.10%

Real Estate Management & Development - 0.13%
ESR Group Ltd.C D	432,200	676,057

Residential REITs - 0.20%
Equity LifeStyle Properties, Inc.	14,700	1,012,830

Specialized REITs - 0.77%
Crown Castle, Inc.	10,600	1,304,754
VICI Properties, Inc.	75,266	2,554,528

		3,859,282

Total Real Estate		5,548,169

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.51% (continued)

Utilities - 1.67%

Electric Utilities - 0.93%
Pinnacle West Capital Corp.	18,208	$1,428,600
PPL Corp.	51,300	1,473,336
Xcel Energy, Inc.	25,700	1,796,687

		4,698,623

Gas Utilities - 0.46%
Atmos Energy Corp.	15,850	1,809,119
ENN Energy Holdings Ltd.C	36,900	505,278

		2,314,397

Independent Power & Renewable Electricity Producers - 0.10%
China Longyuan Power Group Corp. Ltd., Class HC	456,000	477,989

Multi-Utilities - 0.18%
Engie SAA C	58,109	930,480

Total Utilities		8,421,489

Total Common Stocks (Cost $272,046,795)		325,515,723

PREFERRED STOCKS - 0.31%

Consumer Staples - 0.13%

Household Products - 0.13%
Henkel AG & Co. KGaAC	8,320	671,601

Financials - 0.18%

Banks - 0.18%
Itau Unibanco Holding SA	174,400	906,301

Total Preferred Stocks (Cost $1,476,297)		1,577,902

	Principal Amount

CORPORATE OBLIGATIONS - 6.34%

Basic Materials - 0.05%

Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	168,927

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	104,745

Total Basic Materials		273,672

Communications - 0.36%

Media - 0.06%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.500%, Due 3/1/2042	125,000	84,078
3.700%, Due 4/1/2051	380,000	241,354

		325,432

Telecommunications - 0.30%
AT&T, Inc., 2.250%, Due 2/1/2032	180,000	146,940
T-Mobile USA, Inc.,
3.375%, Due 4/15/2029	745,000	682,878
5.650%, Due 1/15/2053	584,000	600,937
Verizon Communications, Inc., 2.355%, Due 3/15/2032	85,000	69,659

		1,500,414

Total Communications		1,825,846

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.34% (continued)

Consumer, Cyclical - 0.65%

Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	$104,661	$90,409

Auto Manufacturers - 0.10%
American Honda Finance Corp., 2.000%, Due 3/24/2028	145,000	130,041
General Motors Co., 5.200%, Due 4/1/2045	460,000	389,192

		519,233

Entertainment - 0.18%
Warnermedia Holdings, Inc.,
5.050%, Due 3/15/2042D	180,000	147,465
5.141%, Due 3/15/2052D	915,000	730,532

		877,997

Home Furnishings - 0.02%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	121,109

Lodging - 0.02%
Marriott International, Inc., 5.000%, Due 10/15/2027	100,000	100,780

Retail - 0.31%
Lowe’s Cos., Inc., 5.625%, Due 4/15/2053	1,109,000	1,115,287
Tractor Supply Co., 1.750%, Due 11/1/2030	570,000	456,668

		1,571,955

Total Consumer, Cyclical		3,281,483

Consumer, Non-Cyclical - 0.67%

Agriculture - 0.21%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	119,084
Philip Morris International, Inc., 5.375%, Due 2/15/2033	930,000	947,795

		1,066,879

Biotechnology - 0.08%
Amgen, Inc.,
4.400%, Due 5/1/2045	140,000	123,447
5.650%, Due 3/2/2053	260,000	269,148

		392,595

Commercial Services - 0.09%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	103,138
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	238,324
3.050%, Due 10/1/2041	190,000	133,466

		474,928

Health Care - Products - 0.05%
GE HealthCare Technologies, Inc., 5.857%, Due 3/15/2030D	230,000	241,736

Health Care - Services - 0.10%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	185,000	125,286
Health Care Service Corp., 3.200%, Due 6/1/2050D	105,000	75,714
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	130,000	93,334
UnitedHealth Group, Inc., 5.875%, Due 2/15/2053	190,000	214,401

		508,735

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.34% (continued)

Consumer, Non-Cyclical - 0.67% (continued)

Pharmaceuticals - 0.14%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	$76,000	$72,536
CVS Health Corp., 4.300%, Due 3/25/2028	107,000	105,488
Viatris, Inc., 3.850%, Due 6/22/2040	730,000	504,006

		682,030

Total Consumer, Non-Cyclical		3,366,903

Energy - 0.90%

Oil & Gas - 0.49%
Chevron USA, Inc., 2.343%, Due 8/12/2050	130,000	85,423
ConocoPhillips Co., 2.125%, Due 3/8/2024	360,000	351,394
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	186,576
Diamondback Energy, Inc.,
6.250%, Due 3/15/2033	780,000	830,584
4.400%, Due 3/24/2051	720,000	586,616
Hess Corp.,
7.875%, Due 10/1/2029	60,000	67,952
7.300%, Due 8/15/2031	100,000	112,458
Phillips 66 Co., 3.750%, Due 3/1/2028D	155,000	147,956
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	90,000	75,271

		2,444,230

Pipelines - 0.41%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	158,000	129,496
Energy Transfer LP,
5.750%, Due 2/15/2033	125,000	127,432
7.500%, Due 7/1/2038	145,000	163,605
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	187,195
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	78,336
Kinder Morgan, Inc., 5.450%, Due 8/1/2052	105,000	97,004
ONEOK, Inc.,
4.550%, Due 7/15/2028	175,000	171,468
6.100%, Due 11/15/2032	125,000	130,475
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	455,000	439,884
4.500%, Due 5/15/2030	130,000	125,796
Williams Cos., Inc.,
2.600%, Due 3/15/2031	325,000	275,683
5.400%, Due 3/4/2044	170,000	160,413

		2,086,787

Total Energy		4,531,017

Financial - 2.01%

Banks - 1.27%
Bank of America Corp.,
2.496%, Due 2/13/2031, (3 mo. USD LIBOR + 0.990%)E	345,000	291,545
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)E	180,000	152,426
1.898%, Due 7/23/2031, (Secured Overnight Financing Rate + 1.530%)E	125,000	100,234
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)E	465,000	374,520
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)E	220,000	179,875
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)E	145,000	110,611
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)E	205,000	145,321
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)E	105,000	98,511
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.194%)E	695,000	663,912
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)E	430,000	385,558
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)E	290,000	256,673
4.411%, Due 4/23/2039, (3 mo. USD Term + 1.430%)E	180,000	161,921

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.34% (continued)

Financial - 2.01% (continued)

Banks - 1.27% (continued)
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)E	$420,000	$394,119
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	265,000	253,988
3.509%, Due 1/23/2029, (3 mo. USD LIBOR + 0.945%)E	90,000	84,489
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)E	270,000	230,505
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	230,000	201,299
Morgan Stanley,
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	295,000	279,119
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)E	180,000	145,057
5.948%, Due 1/19/2038, (5 yr. CMT + 2.430%)E	310,000	311,131
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)E	295,000	274,287
Northern Trust Corp., 6.125%, Due 11/2/2032	180,000	192,108
PNC Financial Services Group, Inc., 3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)E F	115,000	87,987
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)E	260,000	249,234
2.200%, Due 3/3/2031	130,000	106,908
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)E	160,000	141,630
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)E	420,000	358,698
4.650%, Due 11/4/2044	180,000	157,706

		6,389,372

Diversified Financial Services - 0.10%
American Express Co., 2.250%, Due 3/4/2025	225,000	214,111
Charles Schwab Corp., 0.750%, Due 3/18/2024	150,000	143,489
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	175,000	174,091

		531,691

Insurance - 0.13%
Berkshire Hathaway Finance Corp., 4.200%, Due 8/15/2048	185,000	170,934
CNA Financial Corp., 4.500%, Due 3/1/2026	225,000	222,703
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	89,249
Progressive Corp., 2.500%, Due 3/15/2027	180,000	167,709

		650,595

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	643,333

REITS - 0.38%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	145,000	109,406
American Tower Corp., 2.300%, Due 9/15/2031	250,000	202,485
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	125,999
Crown Castle, Inc.,
3.800%, Due 2/15/2028	155,000	148,166
2.900%, Due 4/1/2041	135,000	96,387
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	176,667
Equinix, Inc., 2.500%, Due 5/15/2031	781,000	644,140
Extra Space Storage LP, 5.700%, Due 4/1/2028	310,000	316,613
Prologis LP, 1.250%, Due 10/15/2030	135,000	106,694

		1,926,557

Total Financial		10,141,548

Industrial - 0.32%

Aerospace/Defense - 0.08%
Boeing Co., 5.805%, Due 5/1/2050	260,000	259,208
Northrop Grumman Corp., 3.850%, Due 4/15/2045	190,000	158,365

		417,573

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.34% (continued)

Industrial - 0.32% (continued)

Building Materials - 0.09%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	$120,000	$118,768
Vulcan Materials Co., 5.800%, Due 3/1/2026	320,000	321,575

		440,343

Environmental Control - 0.04%
Waste Connections, Inc., 4.200%, Due 1/15/2033	185,000	177,378

Miscellaneous Manufacturing - 0.02%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	145,000	114,583

Packaging & Containers - 0.05%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	110,000	91,575
Berry Global, Inc., 1.650%, Due 1/15/2027	210,000	184,064

		275,639

Transportation - 0.04%
FedEx Corp., 3.250%, Due 5/15/2041	125,000	95,313
Union Pacific Corp., 4.100%, Due 9/15/2067	135,000	113,022

		208,335

Total Industrial		1,633,851

Technology - 0.41%

Computers - 0.20%
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	410,000	413,488
3.375%, Due 12/15/2041D	630,000	446,653
3.450%, Due 12/15/2051D	195,000	128,134

		988,275

Semiconductors - 0.05%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	190,000	177,151
Lam Research Corp., 1.900%, Due 6/15/2030	80,000	67,709

		244,860

Software - 0.16%
Oracle Corp., 4.300%, Due 7/8/2034	243,000	223,818
VMware, Inc., 2.200%, Due 8/15/2031	745,000	589,497

		813,315

Total Technology		2,046,450

Utilities - 0.97%

Electric - 0.87%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	320,000	309,898
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	60,621
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	91,534
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	163,967
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	253,970
Duke Energy Corp., 2.650%, Due 9/1/2026	220,000	206,170
Duke Energy Progress LLC,
5.250%, Due 3/15/2033	185,000	193,300
4.150%, Due 12/1/2044	255,000	221,532
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	593,413
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	85,522
Entergy Corp., 2.800%, Due 6/15/2030	115,000	101,114

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.34% (continued)

Utilities - 0.97% (continued)

Electric - 0.87% (continued)
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	$137,000	$129,523
Exelon Corp., 4.050%, Due 4/15/2030	180,000	172,558
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	104,358
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	134,363
National Rural Utilities Cooperative Finance Corp.,
5.450%, Due 10/30/2025	220,000	223,848
1.000%, Due 10/18/2024, Series D	180,000	178,283
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	124,308
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	160,000	139,947
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	215,000	214,359
Sempra Energy, 3.300%, Due 4/1/2025	335,000	325,053
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025D	385,000	376,481

		4,404,122

Gas - 0.10%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	212,640
Sempra Global, 3.250%, Due 1/15/2032D	205,000	169,977
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	135,000	118,261

		500,878

Total Utilities		4,905,000

Total Corporate Obligations (Cost $34,482,614)		32,005,770

FOREIGN CORPORATE OBLIGATIONS - 0.96%

Basic Materials - 0.14%

Mining - 0.14%
Anglo American Capital PLC, 5.500%, Due 5/2/2033D	375,000	373,876
Glencore Funding LLC, 2.625%, Due 9/23/2031D	135,000	111,738
Teck Resources Ltd., 6.000%, Due 8/15/2040	210,000	213,552

		699,166

Total Basic Materials		699,166

Communications - 0.03%

Telecommunications - 0.03%
TELUS Corp., 3.400%, Due 5/13/2032	160,000	141,475

Consumer, Non-Cyclical - 0.16%

Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	251,294
Reynolds American, Inc., 5.700%, Due 8/15/2035	135,000	129,098

		380,392

Beverages - 0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	185,000	182,157
Anheuser-Busch InBev Worldwide, Inc., 4.375%, Due 4/15/2038	110,000	105,965
Coca-Cola Femsa SAB de CV, 1.850%, Due 9/1/2032	150,000	119,938

		408,060

Total Consumer, Non-Cyclical		788,452

Energy - 0.06%

Oil & Gas - 0.03%
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	138,197

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 0.96% (continued)

Energy - 0.06% (continued)

Pipelines - 0.03%
Enbridge, Inc., 2.500%, Due 2/14/2025	$190,000	$181,697

Total Energy		319,894

Financial - 0.57%

Banks - 0.49%
Barclays PLC,
5.501%, Due 8/9/2028, (1 yr. CMT + 2.650%)E	200,000	199,113
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)E	595,000	475,815
Deutsche Bank AG,
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)E	200,000	172,867
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)E	210,000	182,450
7.079%, Due 2/10/2034, (Secured Overnight Financing Rate + 3.650%)E	205,000	191,491
Lloyds Banking Group PLC, 5.871%, Due 3/6/2029, (1 yr. CMT + 1.700%)E	375,000	382,197
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	180,000	170,077
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)E	200,000	165,812
5.441%, Due 2/22/2034, (1 yr. CMT + 1.630%)E	205,000	207,823
NatWest Group PLC, 6.016%, Due 3/2/2034, (1 yr. CMT + 2.100%)E	305,000	316,456

		2,464,101

Financial Services - 0.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	495,000	431,124

Total Financial		2,895,225

Total Foreign Corporate Obligations (Cost $5,245,811)		4,844,212

FOREIGN SOVEREIGN OBLIGATIONS - 0.02% (Cost $94,988)
Panama Government International Bonds, 3.160%, Due 1/23/2030	95,000	83,802

ASSET-BACKED OBLIGATIONS - 1.37%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	320,000	312,577
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	73,867	72,818
0.340%, Due 12/18/2026, 2021 2 A3	148,305	144,728
4.380%, Due 4/18/2028, 2022 2 A3	265,000	261,676
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	355,000	355,785
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	170,000	165,628
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	325,000	307,796
CarMax Auto Owner Trust, 4.750%, Due 10/15/2027, 2023 1 A3	255,000	255,395
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	33,354	32,876
0.400%, Due 12/15/2025, 2021 A A3	184,982	178,462
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	420,000	412,980
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	300,000	269,301
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	290,000	282,700
4.010%, Due 9/22/2025, 2022 3 A3	275,000	271,303
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	13,642	13,540
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	245,000	218,698
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	325,000	311,847
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	250,000	240,803
3.740%, Due 2/16/2027, 2022 B A3	300,000	293,940
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	364,163	356,980
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	345,000	299,164
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	32,211	31,870

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 1.37% (continued)
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	$276,500	$231,692
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	265,668
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	37,776	37,562
1.230%, Due 6/15/2026, 2022 A A3	260,000	248,450
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	551,595
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	295,000	282,572
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2ID	275,100	230,673

Total Asset-Backed Obligations (Cost $7,293,319)		6,939,079

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 5.648%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	385,000	371,504
Cold Storage Trust, 5.848%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	265,407	259,416

Total Commercial Mortgage-Backed Obligations (Cost $650,407)		630,920

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.74%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	62,026	60,736
3.000%, Due 11/1/2032	85,572	81,959
2.500%, Due 6/1/2035	170,501	157,955
2.000%, Due 3/1/2036	561,634	505,442
2.000%, Due 10/1/2040	277,048	236,383
2.000%, Due 1/1/2041	505,065	433,113
2.500%, Due 9/1/2041	497,135	442,838
2.500%, Due 11/1/2041	286,444	253,208
3.500%, Due 5/1/2042	404,252	379,047
4.000%, Due 6/1/2042	813,610	784,321
3.000%, Due 4/1/2047	313,907	287,409
3.500%, Due 1/1/2048	178,588	168,403
4.000%, Due 4/1/2048	142,117	138,020
3.000%, Due 8/1/2048	231,115	210,530
2.500%, Due 7/1/2050	309,071	267,667
2.500%, Due 11/1/2051	445,184	388,426
2.000%, Due 2/1/2052	810,665	674,207
2.500%, Due 5/1/2052	635,184	551,996
4.000%, Due 6/1/2052	3,909,850	3,734,248
5.000%, Due 6/1/2052	153,659	152,617
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	22,606	22,122
4.500%, Due 4/1/2034	63,402	62,958
3.000%, Due 10/1/2034	164,064	156,199
2.000%, Due 11/1/2035G	392,446	354,194
2.000%, Due 12/1/2035G	183,234	165,352
2.000%, Due 1/1/2036G	285,539	256,963
2.500%, Due 4/1/2036	318,490	296,120
3.500%, Due 6/1/2037	99,045	95,359
5.500%, Due 6/1/2038	11,594	11,968
5.000%, Due 5/1/2040	62,357	63,403
5.000%, Due 6/1/2040	47,285	48,080
2.000%, Due 5/1/2041	552,610	472,515
2.500%, Due 11/1/2041	326,341	288,477
5.000%, Due 3/1/2042G	28,592	29,071
3.500%, Due 7/1/2043	62,852	59,789
4.000%, Due 11/1/2044G	44,590	43,461
4.000%, Due 7/1/2045	310,656	302,342
3.500%, Due 8/1/2045	33,329	31,427
3.500%, Due 5/1/2046	78,339	73,867

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.74% (continued)
Federal National Mortgage Association, (continued)
3.000%, Due 6/1/2046	$221,994	$203,726
4.000%, Due 7/1/2046	93,304	90,807
3.000%, Due 10/1/2046	173,467	158,789
3.000%, Due 11/1/2046	244,276	223,602
3.500%, Due 11/1/2046	316,408	298,540
3.000%, Due 12/1/2046G	150,925	138,318
3.500%, Due 3/1/2047	35,229	33,217
4.500%, Due 7/1/2047	19,294	19,138
4.500%, Due 8/1/2047	65,986	65,502
3.500%, Due 9/1/2047	84,338	79,470
4.000%, Due 3/1/2048	125,203	121,387
4.500%, Due 7/1/2048	46,876	46,536
4.500%, Due 7/1/2048G	70,014	69,533
4.500%, Due 3/1/2049	137,480	136,346
4.500%, Due 10/1/2049	130,682	129,300
4.000%, Due 11/1/2049	280,325	270,767
2.500%, Due 6/1/2050	272,388	236,368
2.500%, Due 8/1/2050	421,919	365,142
2.500%, Due 8/1/2050G	304,087	265,229
3.000%, Due 8/1/2050	246,428	222,473
2.500%, Due 9/1/2050	275,769	239,402
2.500%, Due 10/1/2050G	112,458	97,284
3.000%, Due 10/1/2050G	466,100	421,670
3.000%, Due 11/1/2050G	711,446	641,405
2.500%, Due 2/1/2051G	885,351	766,079
2.000%, Due 3/1/2051G	1,436,391	1,196,912
2.000%, Due 4/1/2051G	584,054	490,536
3.000%, Due 5/1/2051G	357,045	322,884
3.000%, Due 6/1/2051	151,164	135,829
3.500%, Due 6/1/2051G	434,827	403,715
3.500%, Due 7/1/2051G	788,451	738,643
2.500%, Due 10/1/2051G	386,144	334,410
3.000%, Due 11/1/2051G	510,901	458,637
2.000%, Due 1/1/2052G	803,140	668,252
2.500%, Due 2/1/2052	1,530,763	1,327,799
3.500%, Due 5/1/2052	427,524	397,038
4.000%, Due 5/1/2052G	403,473	388,681
4.000%, Due 6/1/2052	5,431,203	5,186,490
5.000%, Due 6/1/2052	873,632	881,314
4.000%, Due 9/1/2052G	309,878	295,976
4.500%, Due 10/1/2052G	539,825	529,524
5.000%, Due 11/1/2052	4,228,581	4,198,317
5.000%, Due 12/1/2052	395,046	392,213
5.500%, Due 1/1/2053	3,635,515	3,661,302
5.000%, Due 4/1/2053G	329,426	329,279
Government National Mortgage Association,
5.000%, Due 10/15/2039	47,287	48,619
3.500%, Due 9/15/2041	107,168	103,951
3.500%, Due 8/20/2047	36,205	34,425
3.500%, Due 10/20/2047	42,678	40,572
4.000%, Due 12/20/2047	80,970	78,842
4.000%, Due 1/20/2048	75,831	73,823
5.000%, Due 1/20/2050	121,665	122,702
4.500%, Due 2/20/2050	78,365	77,506
5.000%, Due 2/20/2050	41,083	41,501
2.500%, Due 4/20/2050	529,668	471,011
2.500%, Due 6/20/2051	522,943	462,340
3.000%, Due 6/20/2051	759,091	694,944

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.74% (continued)
Government National Mortgage Association, (continued)
2.500%, Due 7/20/2051	$671,230	$592,766
3.000%, Due 8/20/2051	425,344	392,275
2.500%, Due 11/20/2051	310,997	274,671
3.000%, Due 12/20/2051	829,494	755,786
3.500%, Due 1/20/2052	316,698	296,970
4.000%, Due 3/20/2052	616,020	591,426
3.000%, Due 6/20/2052	291,485	265,575
5.500%, Due 10/20/2052	3,607,130	3,628,790
5.000%, Due 2/20/2053	1,880,374	1,870,350
5.000%, Due 3/20/2053	2,035,407	2,025,814
5.000%, Due 4/20/2053	820,000	815,629

Total U.S. Agency Mortgage-Backed Obligations (Cost $57,616,751)		54,180,261

U.S. TREASURY OBLIGATIONS 12.77%
U.S. Treasury Bonds,
2.250%, Due 5/15/2041	1,430,000	1,139,140
1.750%, Due 8/15/2041	800,000	580,969
1.375%, Due 8/15/2050	4,600,000	2,764,133
2.250%, Due 2/15/2052	1,110,000	827,384
2.875%, Due 5/15/2052	12,660,000	10,821,333
3.000%, Due 8/15/2052	17,570,000	15,417,675
U.S. Treasury Floating Rate Notes, 5.331%, Due 1/31/2025, (3 mo. Treasury money market yield + 0.200%)E	9,870,000	9,886,939
U.S. Treasury Notes,
1.250%, Due 7/31/2023	2,030,000	2,010,334
1.250%, Due 8/31/2024	595,000	569,875
1.125%, Due 2/28/2025	2,315,000	2,191,202
1.500%, Due 1/31/2027	2,140,000	1,978,413
4.000%, Due 2/29/2028	9,120,000	9,302,400
4.125%, Due 11/15/2032	6,040,000	6,362,762
3.500%, Due 2/15/2033	570,000	572,316

Total U.S. Treasury Obligations (Cost $66,103,711)		64,424,875

	Shares

SHORT-TERM INVESTMENTS – 2.84% (Cost $14,314,801)

Investment Companies - 2.84%
American Beacon U.S. Government Money Market Select Fund, 4.69%H I	14,314,801	14,314,801

SECURITIES LENDING COLLATERAL - 0.60% (Cost $3,041,149)

Investment Companies - 0.60%
American Beacon U.S. Government Money Market Select Fund, 4.69%H I	3,041,149	3,041,149

TOTAL INVESTMENTS - 100.58% (Cost $462,366,643)		507,558,494
LIABILITIES, NET OF OTHER ASSETS - (0.58%)		(2,947,654)

TOTAL NET ASSETS - 100.00%		$504,610,840

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

B Non-income producing security.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $86,263,734 or 17.10% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,068,267 or 2.79% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2023.

F Perpetual maturity. The date shown, if any, is the next call date.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	23	June 2023	$4,649,033	$4,816,775	$167,742
ICE U.S. mini MSCI EAFE Index Futures	19	June 2023	1,956,249	2,042,120	85,871
ICE U.S. MSCI Emerging Markets EM Index Futures	17	June 2023	829,702	836,570	6,868

			$7,434,984	$7,695,465	$260,481

Index Abbreviations:
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$239,923,590	$85,592,133	$-	$325,515,723
Preferred Stocks	906,301	671,601	-	1,577,902
Corporate Obligations	-	32,005,770	-	32,005,770
Foreign Corporate Obligations	-	4,844,212	-	4,844,212
Foreign Sovereign Obligations	-	83,802	-	83,802
Asset-Backed Obligations	-	6,939,079	-	6,939,079
Commercial Mortgage-Backed Obligations	-	630,920	-	630,920
U.S. Agency Mortgage-Backed Obligations	-	54,180,261	-	54,180,261
U.S. Treasury Obligations	-	64,424,875	-	64,424,875
Short-Term Investments	14,314,801	-	-	14,314,801
Securities Lending Collateral	3,041,149	-	-	3,041,149

Total Investments in Securities - Assets	$258,185,841	$249,372,653	$-	$507,558,494

Financial Derivative Instruments - Assets
Futures Contracts	$260,481	$-	$-	$260,481

Total Financial Derivative Instruments - Assets	$260,481	$-	$-	$260,481

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$490,202,544
Investments in affiliated securities, at fair value‡	17,355,950
Foreign currency, at fair value^	41,393
Cash collateral held at broker for futures contracts	385,000
Dividends and interest receivable	1,705,233
Receivable for investments sold	1,440,497
Receivable for tax reclaims	209,910
Receivable for variation margin on open futures contracts (Note 5)	260,575
Prepaid expenses	27,394

Total assets	511,628,496

Liabilities:
Payable for investments purchased	3,238,502
Cash due to broker for futures contracts	219,410
Management and sub-advisory fees payable (Note 2)	411,472
Transfer agent fees payable (Note 2)	822
Payable upon return of securities loaned (Note 9)§	3,041,149
Custody and fund accounting fees payable	28,536
Professional fees payable	70,706
Payable for prospectus and shareholder reports	5,364
Other liabilities	1,695

Total liabilities	7,017,656

Net assets	$504,610,840

Analysis of net assets:
Paid-in-capital	$460,557,815
Total distributable earnings (deficits)A	44,053,025

Net assets	$504,610,840

Shares outstanding at no par value (unlimited shares authorized)	46,870,102
Net assets	$504,610,840
Net asset value, offering and redemption price per share	$10.77

† Cost of investments in unaffiliated securities	$445,010,693
‡ Cost of investments in affiliated securities	$17,355,950
§ Fair value of securities on loan	$5,042,464
^ Cost of foreign currency	$41,203

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2023 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,561,977
Dividend income from affiliated securities (Note 2)	251,344
Interest income (net of foreign taxes)†	2,896,965
Income derived from securities lending (Note 9)	14,832
Other income	55

Total investment income	6,725,173

Expenses:
Management and sub-advisory fees (Note 2)	799,014
Transfer agent fees	8,065
Custody and fund accounting fees	61,982
Professional fees	77,105
Registration fees and expenses	56
Prospectus and shareholder report expenses	10,752
Trustee fees (Note 2)	5,410
Loan expense (Note 10)	1,372
Other expenses	22,785

Total expenses	986,541

Net investment income	5,738,632

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(2,667,507)
Commission recapture (Note 1)	148
Foreign currency transactions	(30,454)
Futures contracts	117,394
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	40,073,422
Foreign currency transactions	22,820
Futures contracts	514,899

Net gain from investments	38,030,722

Net increase in net assets resulting from operations	$43,769,354

† Foreign taxes	$165,063

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,738,632	$7,967,955
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, and futures contracts	(2,580,419)	14,316,789
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	40,611,141	(109,049,457)

Net increase (decrease) in net assets resulting from operations	43,769,354	(86,764,713)

Distributions to shareholders:
Total retained earnings	(21,709,079)	(48,775,054)

Net distributions to shareholders	(21,709,079)	(48,775,054)

Capital share transactions (Note 11):
Proceeds from sales of shares	5,970,537	9,861,198
Reinvestment of dividends and distributions	21,709,079	48,775,053
Cost of shares redeemed	(20,583,778)	(37,509,832)

Net increase in net assets from capital share transactions	7,095,838	21,126,419

Net increase (decrease) in net assets	29,156,113	(114,413,348)

Net assets:
Beginning of period	475,454,727	589,868,075

End of period	$504,610,840	$475,454,727

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2023, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2023 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$248,954
Sub-Advisory Fees	0.23%	550,060

Total	0.33%	$799,014

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2023, the Manager received securities lending fees of $1,632 for the securities lending activities of the Fund.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Diversified	$14,314,801	$-	$-	$251,344	$14,314,801
U.S. Government Money Market Select	Securities Lending	Diversified	3,041,149	-	-	N/A	3,041,149

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2023, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$5,948	$1,011	$6,959

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2023, based on management’s evaluation of the shareholder account base, 3 accounts have been identified as representing an unaffiliated significant ownership of approximately 90% of the Fund’s outstanding shares.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities;

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

(c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2023 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

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Notes to Financial Statements

April 30, 2023 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the

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Notes to Financial Statements

April 30, 2023 (Unaudited)

full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

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Notes to Financial Statements

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During the period ended April 30, 2023, the Fund did not have any outstanding forward foreign currency contracts.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2023, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2023
Diversified	60

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$260,481	$260,481

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$117,394	$117,394

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$514,899	$514,899

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements

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Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2023.

Offsetting of Financial and Derivative Assets as of April 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$260,481	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$260,481	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(260,481)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,041,149	$-	$-	$-	$3,041,149

Total Borrowings	$3,041,149	$-	$-	$-	$3,041,149

Gross amount of recognized liabilities for securities lending transactions					$3,041,149

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates

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Notes to Financial Statements

April 30, 2023 (Unaudited)

fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, the Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling foreign currency futures contracts and

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Notes to Financial Statements

April 30, 2023 (Unaudited)

forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in

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Notes to Financial Statements

April 30, 2023 (Unaudited)

transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or

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Notes to Financial Statements

April 30, 2023 (Unaudited)

derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

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Notes to Financial Statements

April 30, 2023 (Unaudited)

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub- advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$464,342,296	$68,530,659	$(25,317,546)	$43,213,113

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$ 65,767,284	$87,217,301	$85,663,368	$74,802,586

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2023 were as follows:

Fund	Type of Transaction	October 31, 2022 Shares/Fair Value	Purchases	Sales	April 30, 2023 Shares/Fair Value
Diversified	Direct	$13,241,950	$73,203,417	$72,130,566	$14,314,801
Diversified	Securities Lending	2,251,174	28,669,054	27,879,079	3,041,149

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$5,042,464	$3,041,149	$2,348,355	$5,389,504

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Fund did not utilize these facilities.

11.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	548,797	$5,970,537	853,506	$9,861,198
Reinvestment of dividends	2,124,176	21,709,079	4,044,366	48,775,053
Shares redeemed	(1,923,501)	(20,583,778)	(3,291,871)	(37,509,832)

Net increase in shares outstanding	749,472	$7,095,838	1,606,001	$21,126,419

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.31		$13.25	$10.56	$10.88	$10.49	$10.90
Income (loss) from investment operations:
Net investment income	0.13		0.18	0.16	0.20	0.28	0.24
Net gains (losses) on investments (both realized and unrealized)	0.81		(2.01)	2.95	(0.08)	0.74	(0.40)

Total income (loss) from investment operations	0.94		(1.83)	3.11	0.12	1.02	(0.16)

Less distributions:
Dividends from net investment income	(0.19)		(0.17)	(0.19)	(0.28)	(0.25)	(0.16)
Distributions from net realized gains	(0.29)		(0.94)	(0.23)	(0.16)	(0.38)	(0.09)

Total distributions	(0.48)		(1.11)	(0.42)	(0.44)	(0.63)	(0.25)

Net asset value, end of period	$10.77		$10.31	$13.25	$10.56	$10.88	$10.49

Total returnB	9.32	%C	(15.05)%	30.04%	1.04%	10.77%	(1.56)%

Ratios and supplemental data:
Net assets, end of period	$504,610,840		$475,454,727	$589,868,075	$486,686,449	$539,832,159	$562,834,660
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.40	%D	0.41%	0.39%	0.40%	0.37%	0.35%
Expenses, net of reimbursements and/or recoupments	0.40	%D	0.41%	0.39%	0.40%	0.37%	0.35%
Net investment income, before expense reimbursements and/or recoupments	2.32	%D	1.50%	1.23%	1.82%	2.50%	2.11%
Net investment income, net of reimbursements and/or recoupments	2.32	%D	1.50%	1.23%	1.82%	2.50%	2.11%
Portfolio turnover rate	32	%C	47%	41%	74%	76%	29%

A	On March 9, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On March 10, 2020, WCM Investment Management LLC began managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

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Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

By	/s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Institutional Funds Trust
Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey K. Ringdahl	By	/s/ Sonia L. Bates

	Jeffrey K. Ringdahl President American Beacon Institutional Funds Trust Date: July 6, 2023		Sonia L. Bates Chief Accounting Officer and Treasurer American Beacon Institutional Funds Trust July 6, 2023